FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Fair Value of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 708.2	$ 312.8
Long-term debt	$ 686.2	$ 320.1